Financial Assets and Financial Liabilities (Details) - Schedule of foreign currency risk - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
United States [Member] | Currency Risk At Plus Five Percentage [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of foreign currency risk [Line Items]
Change in exchange rate	5.00%	5.00%	5.00%
Effect on loss before tax	¥ (461)	¥ 1,606	¥ (608)
United States [Member] | Currency Risk At Minus Five Percentage [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of foreign currency risk [Line Items]
Change in exchange rate	(5.00%)	(5.00%)	(5.00%)
Effect on loss before tax	¥ 461	¥ (1,606)	¥ 608
Hong Kong [Member] | Currency Risk At Plus Five Percentage [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of foreign currency risk [Line Items]
Change in exchange rate	5.00%	5.00%	5.00%
Effect on loss before tax
Hong Kong [Member] | Currency Risk At Minus Five Percentage [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of foreign currency risk [Line Items]
Change in exchange rate	(5.00%)	(5.00%)	(5.00%)
Effect on loss before tax